Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows provided by (used in) operating activities:
Net income (loss)	$ 12,479	$ 9,105	$ (15,260)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Realized investment gains, net	(829)	(14,502)	(1,605)
Change in annuity-related options, derivatives, and gross reserves	66,071	12,557	(3,778)
Deferred federal income tax benefit	1,930	(13,885)	(6,903)
Charges to policy account balances	(247)	(253)	(252)
Interest credited to policy account balances	25,275	12,610	22,960
Amortization of discount, net	1,570	1,188	826
Change in:
Receivables and other assets	(1,971)	8,981	(8,569)
Reinsurance recoverable	(287)	(297)	(195)
Deferred acquisition costs	(6,163)	4,430	(39,425)
Future policy benefit reserves	(71,613)	(5,197)	69,516
Policy and contract claims	(1,156)	(518)	445
Unearned premiums	(56)	73	(72)
Other policyholder funds	347	(522)	(5,518)
Other assets and liabilities	(13,836)	21,400	(8,796)
Payable to (receivable from) parent	(2,924)	5,024	3,020
Total adjustments	(3,889)	31,089	21,654
Net cash provided by operating activities	8,590	40,194	6,394
Cash flows provided by (used in) investing activities:
Purchase of fixed-maturity securities	(109,700)	(188,285)	(153,511)
Sale and other redemptions of fixed-maturity securities	123,684	189,191	99,459
Maturity of fixed-maturity securities	6,980	1,300	2,000
Net change in short-term securities			11,888
Other, net	(2)	92	57
Net cash provided by (used in) investing activities	20,962	2,298	(40,107)
Cash flows (used in) provided by financing activities:
Policyholders' deposits to account balances	1,532	5,030	55,819
Policyholders' withdrawals from account balances	(68,304)	(41,074)	(25,012)
Policyholders' net transfers between account balances	(3,504)	(2,254)	5,149
Change in amounts drawn in excess of bank balances	(792)	963	653
Contribution from parent		20,000	20,000
Net cash (used in) provided by financing activities	(71,068)	(17,335)	56,609
Net change in cash and cash equivalents	(41,516)	25,157	22,896
Cash and cash equivalents at beginning of year	64,226	39,069	16,173
Cash and cash equivalents at end of year	$ 22,710	$ 64,226	$ 39,069